Subsequent Events - Summary of Total Purchase Price Consideration Allocated to Net Assets Acquired Based on Respective Estimated Fair Values (Details) - USD ($)	Feb. 10, 2026	Jan. 01, 2026	Dec. 31, 2025
Recognized amounts of identifiable assets acquired and liabilities assumed:
Net liabilities acquired			$ (9,345,052)
Goodwill			$ 168,396,367
Subsequent Event [Member]
Business Combination, Consideration Transferred [Abstract]
Cash		$ 9,400,000
Ordinary shares of Rezolve		$ 19,400,000
Subsequent Event [Member] | Reward Acquisition [Member]
Business Combination, Consideration Transferred [Abstract]
Cash	$ 239,557,869
Fair value of total consideration transferred	239,557,869
Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	102,000,662
Property, plant & equipment	1,261,549
Trade names and Trademarks	19,136,460
Developed Technology	14,352,345
Customer Relationships	82,013,400
Non competition agreement	434,636
Right of use assets	1,324,232
Non-current liabilities	(29,879,877)
Current liabilities	(89,835,848)
Net liabilities acquired	100,807,560
Goodwill	138,750,309
Total estimated preliminary purchase price allocation	$ 239,557,869